Consolidated Statements Of Operations And Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net Revenues (including value added taxes, "VAT", of RMB4,172,660, RMB5,097,716 and RMB 4,671,363 for the years ended December 31, 2023, 2024 and 2025, respectively)	¥ 12,489,859	$ 1,786,026	¥ 11,238,638	¥ 8,436,159
Operating expenses
Cost of revenues (including VAT net of government grants, of RMB3,121,010, RMB3,893,351and RMB 3,262,448 for the years ended December 31, 2023, 2024 and 2025, respectively)	(4,618,796)	(660,479)	(5,100,558)	(4,119,016)
Sales and marketing expenses	(1,747,759)	(249,926)	(1,596,763)	(1,239,191)
General and administrative expenses	(709,775)	(101,496)	(913,763)	(937,677)
Research and development expenses	(874,435)	(125,043)	(880,016)	(946,635)
Provision for credit solutions	(445,351)	(63,684)	(296,528)	(234,599)
Total operating expenses	(8,396,116)	(1,200,628)	(8,787,628)	(7,477,118)
Other operating income	52,455	7,501	23,970	38,388
Income from operations	4,146,198	592,899	2,474,980	997,429
Other income (expense)
Interest income	954,082	136,432	1,073,434	1,141,861
Foreign exchange (loss) gain	(17,344)	(2,480)	8,004	(2,149)
Investment income	94,717	13,544	54,785	55,621
Unrealized gains (losses) from fair value changes of investments	116,162	16,611	(20,904)	12,938
Other income, net	109,232	15,620	128,152	130,264
Impairment loss	0	0	(352,742)	0
Share of loss in equity method investees	(14,814)	(2,118)	(2,861)	(2,067)
Total other income	1,242,035	177,609	887,868	1,336,468
Net income before income tax	5,388,233	770,508	3,362,848	2,333,897
Income tax expense	(929,157)	(132,868)	(239,411)	(106,804)
Net income	4,459,076	637,640	3,123,437	2,227,093
Less: net loss attributable to non-controlling interests	(27,454)	(3,926)	(3,548)	(1,252)
Less: measurement adjustment attributable to redeemable non-controlling interests	78,361	11,205	57,136	15,457
Net income attributable to Full Truck Alliance Co. Ltd.	4,408,169	630,361	3,069,849	2,212,888
Net income attributable to ordinary shareholders	¥ 4,408,169	$ 630,361	¥ 3,069,849	¥ 2,212,888
Net earnings per ordinary share:
Basic, earnings per ordinary share | (per share)	¥ 0.21	$ 0.03	¥ 0.15	¥ 0.1
Diluted, earnings per ordinary share | (per share)	¥ 0.21	$ 0.03	¥ 0.15	¥ 0.1
Basic	20,839,163,070	20,839,163,070	20,822,835,545	21,111,924,886
Diluted	20,928,172,684	20,928,172,684	20,902,222,036	21,162,351,461
Net income	¥ 4,459,076	$ 637,640	¥ 3,123,437	¥ 2,227,093
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil	(484,443)	(69,274)	325,474	386,701
Unrealized gains (losses) on available-for-sale investments, net of reclassification	(599)	(86)	599	0
Total comprehensive income	3,974,034	568,280	3,449,510	2,613,794
Less: comprehensive loss attributable to non-controlling interests	(27,454)	(3,926)	(3,548)	(1,252)
Foreign Currency Translation Adjustments To Non Controlling Interests	(3,166)	(453)	0	0
Less: measurement adjustment attributable to redeemable non-controlling interests	78,361	11,205	57,136	15,457
Comprehensive income attributable to Full Truck Alliance Co. Ltd.	3,926,293	561,454	3,395,922	2,599,589
Comprehensive income attributable to ordinary shareholders	¥ 3,926,293	$ 561,454	¥ 3,395,922	¥ 2,599,589